UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 9th Floor
         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     May 07, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $197,206 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-00121                      TRINITY UNIVERSAL INSURANCE COMPANY

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALABAMA AIRCRAFT IND INC       COM              01023E100       77    54175 SH       DEFINED 01              54175        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511     9952   800000 SH       DEFINED                800000        0        0
COVANTA HLDG CORP              COM              22282E102        2      117 SH       DEFINED                   117        0        0
EXXON MOBIL CORP               COM              30231G102     2386    35025 SH       DEFINED                 35025        0        0
FIFTH STREET FINANCE CORP      COM              31678A103     5702   736689 SH       DEFINED 01             736689        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      117    44610 SH       DEFINED                 44610        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      530     5000 SH       SOLE                     5000        0        0
INTERMEC INC                   COM              458786100   131641 12657764 SH       DEFINED 01           12657764        0        0
MERCK & CO INC                 COM              589331107     4084   152650 SH       DEFINED                152650        0        0
MICROSOFT CORP                 COM              594918104     3204   174418 SH       DEFINED                174418        0        0
NORTHROP GRUMMAN CORP          COM              666807102    39087   895674 SH       DEFINED 01             895674        0        0
UNIVERSAL AMERICAN CORP        COM              913377107      424    50000 SH       DEFINED                 50000        0        0